Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of weighted-average Black-Scholes assumptions
Expected life	6 years	2 years
Risk free interest rate	1.31%	0.71%
Expected volatility	79.00%	80.00%
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%